Share-Based Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Share-Based Instruments
Summary of RSUs activity

	6 Months Ended	6 Months Ended
	June 30, 2019	June 30, 2018

Outstanding RSUs at January 1	218,902	168,044
Granted	15,431	10,489
Vested	(22,189)	(47,450)
Forfeited/Cancelled	(5,053)	(1,971)

Outstanding RSUs at June 30	207,091	129,112

Summary of warrants activity

	6 Months Ended	6 Months Ended
	June 30, 2019	June 30, 2018

Outstanding warrants at January 1	1,423,210	1,518,186
Granted	49,360	29,668
Exercised	(192,572)	(251,144)
Expired/lapsed/cancelled	(12,911)	(38,631)

Outstanding warrants at June 30	1,267,087	1,258,079